Vessels - Vessel deliveries (Details)	1 Months Ended		3 Months Ended			12 Months Ended
	Aug. 31, 2021 equipment	Jul. 31, 2018 equipment	Sep. 30, 2022 vessel	Jun. 30, 2022 vessel	Mar. 31, 2022 vessel	Dec. 31, 2022 tanker vessel	Dec. 31, 2021 tanker	Apr. 30, 2020 tanker	Dec. 31, 2019 tanker	Nov. 30, 2018 agreement tanker
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel						1
Number of vessels sold | vessel			2	9	7	18
Percentage of equipment cost estimated to require replacement value of vessel						10.00%	10.00%
Ballast water treatment systems
Disclosure of detailed information about property, plant and equipment [line items]
Number of pieces of equipment		55				4
Ships to be installed with scrubbers
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels										77
Exhaust gas cleaning system
Disclosure of detailed information about property, plant and equipment [line items]
Number of agreements | agreement										2
Number of vessels						6	1
Exhaust gas cleaning system | Option exercised
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels									21
Postpone installation of scrubbers | Option exercised
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels						12		19
Number of vessels sold						1
Scrubbers
Disclosure of detailed information about property, plant and equipment [line items]
Number of pieces of equipment | equipment	6